Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Company's Long-Term Debt
[a]	The Company’s long-term debt, net of unamortized issuance costs, is substantially uncollateralized and consists of the following:

	2023	2022
Senior Notes [note 16 [c]]
$750 million Senior Notes due 2024 at 3.625%	$750	749
$650 million Senior Notes due 2025 at 4.150%	648	647
$300 million Senior Notes due 2026 at 5.980%	298	—
€600 million Senior Notes due 2027 at 1.500%	662	640
$750 million Senior Notes due 2030 at 2.450%	745	744
Cdn$350 million Senior Notes due 2031 at 4.950%	263	—
€550 million Senior Notes due 2032 at 4.375%	604	—
$500 million Senior Notes due 2033 at 5.500%	495	—
€550 million Senior Notes due 2023 at 1.900%	—	588
Bank term debt at a weighted average interest rate of 5.99% [2022 – 3.98%], denominated primarily in USD and Chinese Renminbi [note 16 [d]]	510	114
Government loans at a weighted average interest rate of 0.12% [2022 – 0.12%], denominated primarily in Canadian dollar and euro	8	8
Other	11	11

	4,994	3,501
Less due within one year	819	654

	$4,175	$2,847

Schedule of Future Principal Repayments on Long-Term Debt
[b]	Future principal repayments on long-term debt are estimated to be as follows:

2024	$819
2025	693
2026	408
2027	666
2028	301
Thereafter	2,125

$5,012

Interest Expense, Net
[f]	Interest expense, net includes:

	2023	2022
Interest expense
Current	$80	$25
Long-term	162	101

	242	126
Interest income	(86)	(45)

Interest expense, net	$156	$81

Schedule of Senior Notes Issued During Quarter of 2023 With Maturity Date
[c]	During the first quarter of 2023, the Company issued the following Senior Notes:

	Issuance Date	Maturity Date

Cdn$350 million Senior Notes at 4.950%	March 10, 2023	January 31, 2031
€550 million Senior Notes at 4.375%	March 17, 2023	March 17, 2032
$300 million Senior Notes at 5.980%	March 21, 2023	March 21, 2026
$500 million Senior Notes at 5.500%	March 21, 2023	March 21, 2033